Share Based Payments (Details) $ / shares in Units, $ in Thousands			1 Months Ended							12 Months Ended
	Jun. 01, 2020 $ / shares shares	Jun. 01, 2020 £ / shares shares	May 31, 2020 $ / shares	May 31, 2020 £ / shares	Jan. 31, 2020 $ / shares shares	Jan. 31, 2020 £ / shares shares	Jan. 21, 2020 $ / shares shares	Jan. 21, 2020 £ / shares shares	Oct. 31, 2019 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 $ / shares
Share Based Payments (Details) [Line Items]
Shares of options exercised										2,925,725
Outstanding fair value, description										The total outstanding fair value charge of the share option instruments is deemed to be approximately $7,046k (2019: $5,237k).
Expected term of the awards										4 years
Exercise price of warrant | (per share)		£ 0.70								$ 111		$ 104
Share-based payment charge										$ 29
Warrant One [Member]
Share Based Payments (Details) [Line Items]
Exercise price of warrant | (per share)			$ 0.48	£ 0.35	$ 0.57
Warrant granted					2,037,350	2,037,350
Exercise price of warrant | £ / shares						£ 0.42
Warrant Two [Member]
Share Based Payments (Details) [Line Items]
Exercise price of warrant | $ / shares	$ 0.96						$ 0.48
Warrant granted	35,714	35,714					285,714	285,714
Exercise price of warrant | £ / shares								£ 0.35
Warrant Three [Member]
Share Based Payments (Details) [Line Items]
Exercise price of warrant | $ / shares									$ 0.55
Warrant granted									185,950
Warrants exercisable maturity date									Oct. 31, 2024
Warrant Four [Member]
Share Based Payments (Details) [Line Items]
Exercise price of warrant | $ / shares									$ 0.55
Warrant granted									1,289,372
Warrants exercisable maturity date									Oct. 31, 2024